Shares in an Escrow (Tables)	12 Months Ended
Dec. 31, 2024
Shares in an Escrow [Abstract]
Schedule of Shares in Escrow	Net finance (expense) income.
	2024	2023
As of January 1	$28,877	$40,064
Fair value remeasurement	$(12,646)	$(11,187)
As of December 31,2024	$16,231	$28,877